Recurring Fair Value Measurements, Assets and Liabilities Measured at Fair Value on Recurring Basis (Q3) (Details) - USD ($)	Sep. 30, 2023	May 09, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities [Abstract]
Warrant liability	$ 1,816,000		$ 1,135,000	$ 11,804,000
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Investments held in Trust Account	61,539,627		237,038,010	234,603,156
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	920,000		575,000	5,980,000
Recurring [Member] | Level 1 [Member] | Private Warrants [Member]
Liabilities [Abstract]
Warrant liability	0		0	0
Recurring [Member] | Level 1 [Member] | Working Capital Loan Conversion Option [Member]
Liabilities [Abstract]
Warrant liability	0
Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Investments held in Trust Account	0		0	0
Recurring [Member] | Level 2 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	0		0	0
Recurring [Member] | Level 2 [Member] | Private Warrants [Member]
Liabilities [Abstract]
Warrant liability	0		0	0
Recurring [Member] | Level 2 [Member] | Working Capital Loan Conversion Option [Member]
Liabilities [Abstract]
Warrant liability	0
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Investments held in Trust Account	0		0	0
Recurring [Member] | Level 3 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	0		0	0
Recurring [Member] | Level 3 [Member] | Private Warrants [Member]
Liabilities [Abstract]
Warrant liability	896,000		$ 560,000	$ 5,824,000
Recurring [Member] | Level 3 [Member] | Working Capital Loan Conversion Option [Member]
Liabilities [Abstract]
Warrant liability	0
Promissory Note [Member] | Maximum [Member]
Promissory Note [Abstract]
Principal amount	$ 1,500,000	$ 1,500,000